Discontinued operations and assets included in disposal groups classified as held for sale and associated liabilities (Tables) - UK Banking Business [member] - Barclays Bank UK PLC [member]	12 Months Ended
Dec. 31, 2020
Disclosure of subsidiaries [line items]
Disposal group income statement

The income statement and cash flow statement below represent three months of results as a discontinued operation to 31 March 2018.

UK banking business disposal group income statement
	2020	2019	2018
For the year ended 31 December	£m	£m	£m
Net interest income	-	-	1,449
Net fee and commission income	-	-	296
Net trading income	-	-	(5)
Net investment income	-	-	6
Other income	-	-	2
Total income	-	-	1,748
Credit impairment charges and other provisions	-	-	(201)
Net operating income	-	-	1,547
Staff costs	-	-	(321)
Administration and general expenses	-	-	(1,135)
Operating expenses	-	-	(1,456)
Profit before tax	-	-	91
Taxation	-	-	(138)
(Loss)/profit after tax	-	-	(47)

Attributable to:
Equity holders of the parent	-	-	(47)
(Loss)/profit after tax	-	-	(47)

Cash flows attributed to the UK banking business discontinued operation

The income statement and cash flow statement below represent three months of results as a discontinued operation to 31 March 2018.

The cash flows attributed to the UK banking business discontinued operation are as follows:

	2020	2019	2018
For the year ended 31 December	£m	£m	£m
Net cash flows from operating activities	-	-	(522)
Net cash flows from investing activities	-	-	54
Net (decrease)/increase in cash and cash equivalents	-	-	(468)